Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of June 30, 2020 and December 31, 2019 are as follows:

	Balance as of June 30, 2020		Balance as of December 31, 2019
($ in thousands)	Assets	Liabilities	Assets	Liabilities
Interest rate cash flow hedges	1,454	340,507	1,619	298,744
Foreign exchange derivative instruments	2,550	-	3,610	-
Total	4,004	340,507	5,230	298,744